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SEC 1972 (6-02) **Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.**

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption state exemption unless such exemption is predicated on the filing of a federal notice.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY		
Prefix		Serial
DATE RECEIVED		

Name of Offering ([ ] check if this is an amendment and name has changed, and indicate change.)

Filing Under (Check box(es) that apply): [ ] Rule 504 [ ] Rule 505 [X] Rule 506 [ ] Section 4(6) [ ] ULOE

Type of Filing: [ ] New Filing [X] Amendment

05068753

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer ([ ] check if this is an amendment and name has changed, and indiciate change.)

InterGenetics Incorporated

Address of Executive Offices (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)

655 Research Parkway, Suite 300, Oklahoma City, Oklahoma 73104 **(405) 271-1723**

Address of Principal Business Operations (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code) (if different from Executive Offices)
Same

imanageOKC_1608618_1

Brief Description of Business

Genetics based, cancer risk-testing and cancer treatment company.

Type of Business Organization

[X] corporation [ ] limited partnership, already formed [ ] other (please specify):

[ ] business trust [ ] limited partnership, to be formed

	Month	Year		
Actual or Estimated Date of Incorporation or Organization:	[0] 4]	[9] 9]	[X] Actual	[ ] Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State:
CN for Canada; FN for other foreign jurisdiction) [O] [K]

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Swisher Investments LLC

Business or Residence Address (Number and Street, City, State, Zip Code)
1500 Dorchester Drive, Oklahoma City, Oklahoma 73120

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Oklahoma Medical Research Foundation

Business or Residence Address (Number and Street, City, State, Zip Code)
825 N.E. 13th Street, Oklahoma City, Oklahoma 73104

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or

Managing
Partner

Full Name (Last name first, if individual)
Willmac Health, L.P.

Business or Residence Address (Number and Street, City, State, Zip Code)
2911 Turtle Creek Blvd., Dallas Texas 75220

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Shimasaki, Craig D.

Business or Residence Address (Number and Street, City, State, Zip Code)
655 Research Parkway, Suite 300, Oklahoma City, Oklahoma 73104

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Hiller, Fred E.

Business or Residence Address (Number and Street, City, State, Zip Code)
655 Research Parkway, Suite 300, Oklahoma City, Oklahoma 73104

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
David Ralph

Business or Residence Address (Number and Street, City, State, Zip Code)
655 Research Parkway, Suite 300, Oklahoma City, Oklahoma 73104

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Jupe, Eldon R.

Business or Residence Address (Number and Street, City, State, Zip Code)
655 Research Parkway, Suite 300, Oklahoma City, Oklahoma 73104

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Swisher, Thane

Business or Residence Address (Number and Street, City, State, Zip Code)
1500 Dorchester Drive, Oklahoma City, Oklahoma 73120

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Swisher, Jr., George William

Business or Residence Address (Number and Street, City, State, Zip Code)
1500 Dorchester Drive, Oklahoma City, Oklahoma 73120

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Capra. Donald

Business or Residence Address (Number and Street, City, State, Zip Code)
655 Research Parkway, Suite 300, Oklahoma City, Oklahoma 73104

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Rainbolt, H.E.

Business or Residence Address (Number and Street, City, State, Zip Code)
655 Research Parkway, Suite 300, Oklahoma City, Oklahoma 73104

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?........ Yes [ ] No [X]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual?...................... **$25,000**

3. Does the offering permit joint ownership of a single unit?.. Yes [X] No [ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Capital West Securities, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)
211 N. Robinson, Suite 200, Oklahoma City, OK 73102

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL] [AK] [AZ] [AR] ~~[CA]~~ [CO] [CT] [DE] [DC] ~~[FL]~~ [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] ~~[NM]~~ [NY] [NC] [ND] [OH] ~~[OK]~~ [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] ~~[VA]~~ [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]

		Sold
Rule 505	____________	$__________
Regulation A	____________	$__________
Rule 504	____________	$__________
Total	____________	$__________

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's	[ ] $__________
Printing and Engraving Costs	[X] $ 1,000
Legal Fees	[X] $ 70,000
Accounting Fees	[ ] $__________
Engineering Fees	[ ] $__________
Sales Commissions (specify finders' fees separately)	[X] $ 34,375
Other Expenses (identify) mailing and other miscellaneous expenses......	[X] $ 5,000
Total	[X] $ 110,375

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 7,749,625

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	[X] $150,000	[ ] $_____
Purchase of real estate	[ ] $_____	[ ] $_____
Purchase, rental or leasing and installation of machinery and equipment	[ ] $_____	[X] $1,100,000
Construction or leasing of plant buildings and facilities........	[ ] $_____	[ ] $_______
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[ ] $_____	[ ] $_______
Repayment of indebtedness	[ ] $_____	[ ] _______
Working capital	[ ] $_____	[X] 6,499,625
Other (specify):________________________	[ ] $_____	[ ] $______
________________________	[ ] $_____	[ ] $_______
Column Totals	[ ] $_____	[ ] $_______
Total Payments Listed (column totals added)	[X] $ 7,749,625	

APPENDIX

1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA		**X**	**Common Stock $50,000**	**1**	**$50,000**	**0**	**$0**		**X**
CO									
CT									
DE									
DC									
FL									
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									
MO		**X**	**Common Stock $1,150,000**	**3**	**$1,150,000**	**0**	**$0**		**X**
MT									
NE									
NV									
NH									
NJ									

NM		X	Common Stock $50,000	1	$50,000	0	$0		X
NY									
NC									
ND									
OH									
OK		X	Common Stock $700,000	18	$700,000	0	$0		X
OR									
PA									
RI									
SC									
SD									
TN									
TX		X	Common Stock $5,835,000	12	$5,835,000	0	$0		X
UT									
VT									
VA		X	Common Stock $50,000	1	$50,000	0	$0		X
WA									
WV									
WI									
WY		X	Common Stock $25,000	1	$25,000	0	$0		X
PR									

http://www.sec.gov/divisions/corpfin/forms/formd.htm
Last update: 06/06/2002